REVENUE	12 Months Ended
Dec. 31, 2019
REVENUE
REVENUE

4.           REVENUE

The following table presents revenue disaggregated by nature of services:

	For the Years Ended
	December 31,
	2018	2019
Marketing services	98,377	94,639
Listing services	81,741	63,471
Leads generation services	21,303	43,300
Financial services	18,060	9,561
Value-added services	5,182	5,893
E-commerce services
- Fang membership services	2,752	634
- Direct sales services	5,294	869
- Sub lease services	6,402	1,145
- Other	936	199
Subtotal	15,384	2,847
Total revenues	240,047	219,711

4.           REVENUE (continued)

The following table presents revenue disaggregated by categories of customers:

	For the Year Ended
	December 31,
	2018	2019
Marketing services
- New home (a)	98,049	94,635
- Suppliers of home furnishing and improvement	328	4
Subtotal	98,377	94,639

Listing services
- Secondary and rental (b)	81,442	63,379
- Other	299	92
Subtotal	81,741	63,471

Leads generation services
- New home (a)	15,877	34,651
- Secondary and rental (b)	2,577	6,593
- Suppliers of home furnishing and improvement	2,849	2,056
Subtotal	21,303	43,300

Financial services	18,060	9,561
Value-added services	5,182	5,893

E-commerce services
- New home (a)	8,046	1,503
- Other	7,338	1,344
Subtotal	15,384	2,847
Total revenues	240,047	219,711
(a)	New home business primarily consists of sales to residential property developers and their sales agents who are promoting newly developed properties for sale.
(b)	Secondary and rental business primarily consists of sales to real estate agents who are promoting secondary properties for sale or rental.